Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan. 30, 2012
THE HARTFORD TARGET RETIREMENT 2015 FUND (Prospectus Summary): | THE HARTFORD TARGET RETIREMENT 2015 FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	The Hartford Target Retirement 2015 Fund
Supplement Text	ck0001006415_SupplementTextBlock

SUPPLEMENT

DATED JUNE 25, 2012 TO

THE HARTFORD TARGET RETIREMENT 2015 FUND

(A SERIES OF THE HARTFORD MUTUAL FUNDS, INC.)

PROSPECTUS DATED JANUARY 30, 2012, AS LAST SUPPLEMENTED MARCH 29, 2012,

AND SUMMARY PROSPECTUS DATED JANUARY 30, 2012, AS LAST AMENDED JUNE 4, 2012

Effective immediately, the above referenced Prospectus and Summary Prospectus of The Hartford Target Retirement 2015 Fund (the “Fund”) are revised as follows:

1.                                        The following are deleted and replaced with the disclosure appearing below: (a) the disclosure under the heading “PRINCIPAL INVESTMENT STRATEGY” in the Summary Prospectus and the heading “SUMMARY SECTION — PRINCIPAL INVESTMENT STRATEGY” in the Prospectus; and (b) the first paragraph under the heading “ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES — PRINCIPAL INVESTMENT STRATEGY” in the Prospectus.

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY.
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund is designed for investors who plan to retire close to the year 2015, and who desire an asset-allocated portfolio that becomes more conservative over time and continues to do so through retirement.  The Fund seeks its goal by investing in a diversified combination of other Hartford Mutual Funds - the Underlying Funds - as well as certain exchange-traded funds (“ETFs”) and/or exchange-traded notes (“ETNs”) through the implementation of a strategic asset allocation strategy. Under normal market conditions the sub-adviser, Wellington Management Company, LLP (“Wellington Management”), adjusts the Fund’s investments to achieve approximately 49% of assets in equity securities and equity funds and approximately 51% of assets in fixed income securities and fixed income funds, although these percentages will increase or decrease from time to time by up to 10%.  Until the Fund’s target retirement date, the Fund’s portfolio allocation will become more conservative by increasing its allocation to fixed income securities and fixed income funds.  By the target retirement date (2015) the Fund’s investments areexpected to be approximately 44% in equity securities and equity funds and approximately 56% in fixed income securities and fixed income funds, although these percentages will increase or decrease from time to time by up to 10%.  The Fund will continue to invest after its target retirement date (2015), gradually reaching its most conservative allocation of approximately 28% in equity securities and equity funds and 72% in fixed income securities and fixed income funds approximately 15 years after the date indicated in the Fund’s name.  The Fund may also invest in Underlying Funds, ETFs or ETNs that allocate to alternative asset classes, including commodities.

SupplementTextBlock1	ck0001006415_Supplementtextblock1

2.                                        Under the heading “MAIN RISKS” in the Summary Prospectus and the headings “SUMMARY SECTION — MAIN RISKS” and “ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES — MAIN RISKS” in the Prospectus, “Underlying Fund Risk” is deleted and replaced with the following:

Risk, Heading	rr_RiskHeading	Underlying Fund Risk -
Risk, Narrative	rr_RiskNarrativeTextBlock

The Fund is exposed to the risks of the underlying funds in which it invests in direct proportion to the amount of assets the Fund allocates to each underlying fund.  In addition, the Fund will indirectly pay a proportional share of the asset-based fees of the underlying funds in which the Fund invests.  The risks of the underlying equity funds include risks specific to their strategies, such as small-cap stock risk, value or growth orientation risk, derivatives risk and foreign investments risk, among others, as well as risks related to the equity markets in general.  The risks of the underlying fixed income funds include credit risk, derivatives risk, foreign investments risk, interest rate risk and liquidity risk.

THE HARTFORD TARGET RETIREMENT 2015 FUND | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HTJRX
THE HARTFORD TARGET RETIREMENT 2015 FUND | Class R4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HTJSX
THE HARTFORD TARGET RETIREMENT 2015 FUND | Class R5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HTJTX